united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Boyd Watterson Limited Duration Enhanced
Income Fund

Class A Shares – BWDAX
Class C Shares – BWDCX
Class I Shares – BWDIX
Class I2 Shares – BWDTX

Semi-Annual Report
December 31, 2019

1-877-345-9597

www.boydwattersonfunds.com

Boyd Watterson Asset Management, LLC
1801 East 9th Street, Suite 2900
Cleveland, Ohio 44114
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.boydwattersonfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Management Discussion of Fund Performance

The Fund’s net return from June 30, 2019 to December 31, 2019 was 2.09%. The Fund’s benchmark, the Bloomberg Barclays 1-3 Year Government/Credit Index*, returned 1.29% over the same period.

An accommodative Fed and strong technical backdrop supported risk assets during the period despite geopolitical tensions and growing macroeconomic concerns. A general risk-on tone and falling treasury yields further supported spread compression, particularly among B and BB-rated corporate credit.

The Fund maintained its defensive posture during the period by significantly reducing its allocation to high yield credit and rotating into both BBB-rated corporates and various high-quality segments of the securitized market. Duration remained at the low end of its targeted range at year-end. The Fund’s allocation to leveraged loans marginally increased during the period, a relative-value-based trade resulting in an improved placement in the capital structure. A higher-than-typical allocation to agency mortgage-backed securities further enhanced the Fund’s up-in-quality theme and liquidity profile.

Due to the meaningful spread compression over the past year, it’s likely that income generation will be the primary driver of returns over the near term. We believe the Fund’s limited duration profile positions it favorably versus intermediate- and longer-duration fixed income alternatives during periods of rising interest rates. We will continue to manage the portfolio with an up-in-quality bias across the sectors represented.

*	The Bloomberg Barclays 1-3 Yr Gov/Credit Index is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities with 1 to 3 years to maturity. (Source: Barclays Bloomberg).

5157-NLD-1/23/2020

Boyd Watterson Limited Duration Enhanced Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures(*) for the periods ended December 31, 2019, compared to its benchmark:

	Six	One	Three	Five	Since	Since	Since
	Months	Year	Year	Year	Inception (d)	Inception (e)	Inception (f)
Boyd Watterson Limited Duration Enhanced Income Fund - Class A	1.94%	N/A	N/A	N/A	N/A	N/A	4.39%
Boyd Watterson Limited Duration Enhanced Income Fund - Class C	1.49%	N/A	N/A	N/A	N/A	N/A	3.99%
Boyd Watterson Limited Duration Enhanced Income Fund - Class I	2.11%	7.75%	N/A	N/A	3.63%	N/A	N/A
Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (a)	2.09%	7.94%	3.78%	3.92%	N/A	3.59%	N/A
Bloomberg Barclays 1-3 Year Govt/Credit Index (b)	1.29%	4.03%	2.15%	1.67%	2.15%	1.49%	3.46%
Bloomberg Barclays 1-5 Year Govt/Credit Index (c)	1.39%	5.01%	2.54%	2.03%	2.44%	1.89%	4.29%
Bloomberg Barclays U.S. Treasury 1-3 Years (d)	1.10%	3.59%	1.85%	1.39%	1.88%	1.22%	3.22%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.89%, 1.59%, 0.60%, and 0.40% of average daily net assets attributable to Class A, Class C, Class I, and Class I2, respectively. Please review the Fund’s most recent prospectus for more detail on this universal fee. Prior to November 1, 2018, total expenses incurred by Class I did not exceed 0.55%. Class A, Class C, Class I, and Class I2’s total annual expense ratio is 0.89%, 1.59%, 0.60%, and 0.40% per the Fund’s most recent prospectus, respectively. Without waiver the expense ratios are 0.89%, 1.59%, 0.63%, and 0.62% for Class A, Class C, Class I and Class I2, respectively. For performance information current to the most recent month-end, please call toll-free 1-877-345-9597.

(a)	The Fund is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I2 Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

(b)	The Bloomberg Barclays 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Formerly known as Bloomber Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index.

(c)	The Bloomberg Barclays 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index,which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Formerly known as Bloomberg Barclays 1-5 Year Govt/Credit Bond Index.

(d)	The Bloomberg Barclays U.S. Treasury 1-3 Years Index is an unmanaged index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years.

(d)	Class I inception date is April 13, 2017.

(e)	Class I2 inception date is July 15, 2013.

(f)	Class A and C inception date is February 28, 2019.

Top Holdings by Industry	Percentage of Net Assets
Automobiles	19.3%
Industrial	13.7%
Financial	11.4%
Consumer Cyclical	11.2%
Other	8.7%
Communications	5.5%
Energy	5.1%
Uniform Mortgage Backed Securities	4.9%
Consumer Non-Cyclical	4.4%
Commericial Mortgage Backed Securities	4.3%
Other Assets in Excess of Liabilities	11.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 37.7%
	AUTOMOBILES - 19.3%
$2,090,000	Americredit Automobile Receivables Trust 2016-4	2.7400	12/8/2022	$2,103,788
1,000,000	Americredit Automobile Receivables Trust 2019-1	3.6200	3/18/2025	1,028,066
2,000,000	CarMax Auto Owner Trust 2017-3	3.4600	10/16/2023	2,026,918
1,000,000	CarMax Auto Owner Trust 2018-1	2.9500	11/15/2023	1,010,588
1,050,000	CarMax Auto Owner Trust 2018-2	3.9900	4/15/2025	1,081,721
4,000,000	Credit Acceptance Auto Loan Trust 2019-1 ^	3.7500	4/17/2028	4,121,248
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 ^	3.0600	3/15/2029	2,000,477
1,268,148	Drive Auto Receivables Trust 2016-C ^	4.1800	3/15/2024	1,283,642
2,700,000	Drive Auto Receivables Trust 2018-1	3.8100	5/15/2024	2,745,168
1,225,000	First Investors Auto Owner Trust ^	4.9200	8/15/2024	1,260,552
2,735,000	First Investors Auto Owner Trust 2015-2 ^	5.5900	11/15/2022	2,756,211
530,000	First Investors Auto Owner Trust 2017-2 ^	2.6500	11/15/2022	531,059
1,250,000	First Investors Auto Owner Trust 2017-2 ^	5.4800	10/15/2024	1,290,542
2,000,000	First Investors Auto Owner Trust 2019-2 ^	3.8800	1/15/2026	1,994,528
5,750,000	Flagship Credit Auto Trust 2016-4 ^	6.4400	1/16/2024	6,024,274
1,200,000	Santander Drive Auto Receivables Trust 2017-1	3.1700	4/17/2023	1,210,362
2,000,000	Santander Drive Auto Receivables Trust 2018-5	4.1900	10/17/2022	2,058,775
2,000,000	Santander Drive Auto Receivables Trust 2019-1	3.6500	4/15/2025	2,049,645
2,595,000	Santander Retail Auto Lease Trust 2019-A ^	3.6600	5/20/2024	2,627,645
781,980	Toyota Auto Receivables 2017-B Owner Trust	1.7600	7/15/2021	782,491
3,941,000	Westlake Automobile Receivables Trust 2018-1 ^	3.4100	5/15/2023	3,986,259
2,000,000	Westlake Automobile Receivables Trust 2019-1 ^	4.4900	7/15/2024	2,055,686
1,500,000	Westlake Automobile Receivables Trust 2019-3 ^	3.5900	3/17/2025	1,503,903
				47,533,548
	COMMERCIAL MORTAGE BACKED SECURITIES - 4.3%
680,477	COMM 2012-CCRE5 Mortgage Trust ^	4.3176 #	12/10/2045	693,984
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 ^	4.5000	8/15/2045	3,050,795
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	3.9300	11/15/2045	2,061,229
2,622,617	Morgan Stanley Capital I Trust 2011-C1 ^	5.0330 #	9/15/2047	2,672,198
2,000,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.3990	11/15/2049	2,004,510
				10,482,716
	FINANCIAL - 0.5%
1,175,000	American Express Credit Account Master Trust	1.7700	11/15/2022	1,174,595

	OTHER - 8.7%
2,000,000	Daimler Trucks Retail Trust 2019-1 ^	2.7700	8/15/2022	2,017,194
1,000,000	Dryden 33 Senior Loan Fund, Quarterly US LIBOR +2.4500% ^	4.4509 *	4/15/2029	1,000,297
2,000,000	JFIN CLO 2015 Ltd., Quarterly US LIBOR +1.7000% ^	3.5936 *	3/15/2026	1,980,000
2,000,000	Madison Park Funding XXIII Ltd., Quarterly US LIBOR +1.7000% ^	3.6356 *	7/27/2030	1,999,282
1,440,000	Neuberger Berman CLO XV, Quarterly US LIBOR +2.0500% ^	4.0509 *	10/15/2029	1,418,597
1,250,000	Oaktree EIF III Series II Ltd., Quarterly US LIBOR +1.4500% ^	3.4521 *	7/17/2029	1,244,647
1,500,000	Octagon Investment Partners XV Ltd., Quarterly US LIBOR +1.7500% ^	3.7159 *	7/19/2030	1,504,091
2,000,000	PFS Financing Corp. ^	2.4000	10/17/2022	2,002,989
1,250,000	PFS Financing Corp. ^	2.8600	4/15/2024	1,267,717
816,483	Towd Point Mortgage Trust 2017-5, Monthly US LIBOR +0.6000% ^	2.3920 *	2/25/2057	816,507
851,087	Towd Point Mortgage Trust 2017-6 ^	2.7500 #	10/25/2057	856,785
2,907,123	Towd Point Mortgage Trust 2018-2 ^	3.2500 #	3/25/2058	2,967,030
2,353,392	Towd Point Mortgage Trust 2018-3 ^	3.7500 #	5/25/2058	2,447,863
				21,522,999

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 37.7% (Continued)
	UNIFORM MORTAGE BACKED SECURITIES - 4.9%
$2,085,436	Fannie Mae Pool	4.0000	8/1/2048	$2,168,029
9,602,975	Fannie Mae Pool	4.0000	7/1/2049	10,013,968
				12,181,997

	TOTAL ASSET BACKED SECURITIES (Cost $92,124,703)			92,895,855

	CORPORATE BONDS - 52.3%
	BASIC MATERIALS - 3.8%
3,004,000	Blue Cube Spinco LLC	9.7500	10/15/2023	3,237,741
990,000	HB Fuller Co.	4.0000	2/15/2027	983,289
2,000,000	Huntsman International LLC	5.1250	11/15/2022	2,137,640
1,000,000	Kaiser Aluminum Corp. ^	4.6250	3/1/2028	1,027,850
1,500,000	NOVA Chemicals Corp. ^	5.2500	8/1/2023	1,535,670
500,000	Steel Dynamics, Inc.	5.2500	4/15/2023	509,780
				9,431,970
	COMMUNICATIONS - 4.1%
500,000	AT&T, Inc., Quarterly US LIBOR +0.9500%	2.9509 *	7/15/2021	504,888
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. ^	5.5000	5/1/2026	2,112,145
3,000,000	Qwest Corp.	6.7500	12/1/2021	3,231,315
184,000	TEGNA, Inc.	5.1250	7/15/2020	184,644
750,000	VeriSign, Inc.	4.6250	5/1/2023	763,564
3,050,000	VeriSign, Inc.	5.2500	4/1/2025	3,368,405
				10,164,961
	CONSUMER CYCLICAL - 9.1%
2,900,000	Allison Transmission, Inc. ^	5.0000	10/1/2024	2,976,096
3,722,000	FirstCash, Inc. ^	5.3750	6/1/2024	3,863,120
1,215,000	General Motors Financial Co., Inc.	2.4500	11/6/2020	1,218,097
1,000,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	1,004,671
1,000,000	General Motors Financial Co., Inc.	4.2000	3/1/2021	1,021,842
3,000,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.	6.1250	12/1/2024	3,248,745
1,850,000	Hyundai Capital America ^	3.5000	11/2/2026	1,878,854
310,000	Lennar Corp.	4.5000	4/30/2024	328,471
3,000,000	Royal Carribbean Cruises Ltd.	5.2500	11/15/2022	3,250,447
3,000,000	Tempur Sealy International, Inc.	5.5000	6/15/2026	3,166,800
475,000	Tempur Sealy International, Inc.	5.6250	10/15/2023	490,041
				22,447,184
	CONSUMER NON-CYCLICAL - 4.4%
3,000,000	Ashtead Capital, Inc. ^	4.1250	8/15/2025	3,091,245
2,300,000	Central Garden & Pet Co.	6.1250	11/15/2023	2,381,455
3,145,000	CVS Health Corp., Quarterly US LIBOR +0.7200%	2.6050 *	3/9/2021	3,165,021
1,000,000	Hill-Rom Holdings, Inc. ^	4.3750	9/15/2027	1,031,598
1,000,000	Keurig Dr Pepper, Inc.	3.5510	5/25/2021	1,021,707
				10,691,026
	ENERGY - 5.1%
2,000,000	Diamondback Energy, Inc.	2.8750	12/1/2024	2,024,717
2,150,000	Diamondback Energy, Inc.	5.3750	5/31/2025	2,257,564
3,095,000	Holly Energy Partners LP / Holly Energy Finance Corp. ^	6.0000	8/1/2024	3,234,244
3,100,000	Parkland Fuel Corp. ^	6.0000	4/1/2026	3,280,265
1,041,000	Parsley Energy LLC / Parsley Finance Corp. ^	6.2500	6/1/2024	1,085,675
600,000	TerraForm Power Operating LLC ^	5.0000	1/31/2028	635,496
				12,517,961

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 52.3% (Continued)
	FINANCIAL - 10.9%
$1,830,000	Bank of America Corp., Quarterly US LIBOR +3.2920%	5.1250 #	Perpetual	$1,938,062
3,000,000	Brown & Brown, Inc.	4.2000	9/15/2024	3,193,375
1,750,000	Capital One Financial Corp.	3.2000	1/30/2023	1,800,381
2,000,000	Charles Schwab Corp., Quarterly US LIBOR +4.8200%	7.0000 #	Perpetual	2,170,790
2,750,000	Discover Bank	3.3500	2/6/2023	2,837,791
3,300,000	HAT Holdings I LLC / HAT Holdings II LLC ^	5.2500	7/15/2024	3,476,006
2,613,000	International Lease Finance Corp.	8.2500	12/15/2020	2,763,006
1,000,000	JPMorgan Chase & Co., Quarterly US LIBOR +3.3000%	6.0000 #	Perpetual	1,074,465
2,040,000	Sabra Health Care LP / Sabra Capital Corp	4.8000	6/1/2024	2,174,915
3,145,000	Tanger Properties LP	3.8750	12/1/2023	3,240,038
1,000,000	US Bancorp, Quarterly US LIBOR +3.4860%	5.1250 #	Perpetual	1,028,570
1,210,000	Zions Bancorp NA	3.5000	8/27/2021	1,238,660
				26,936,059
	INDUSTRIAL - 13.7%
4,014,000	ATS Automation Tooling Systems, Inc. ^	6.5000	6/15/2023	4,146,121
1,600,000	BMC East LLC ^	5.5000	10/1/2024	1,668,664
2,000,000	BWX Technologies, Inc. ^	5.3750	7/15/2026	2,125,695
2,402,000	Graphic Packaging International LLC	4.8750	11/15/2022	2,522,849
3,181,000	Louisiana-Pacific Corp.	4.8750	9/15/2024	3,297,631
3,375,000	Masonite International Corp. ^	5.7500	9/15/2026	3,595,548
3,000,000	MasTec, Inc.	4.8750	3/15/2023	3,046,245
3,049,000	Mueller Water Products, Inc. ^	5.5000	6/15/2026	3,221,566
3,973,000	Oshkosh Corp.	5.3750	3/1/2025	4,108,738
3,055,000	Spirit AeroSystems, Inc., Quarterly US LIBOR +0.8000%	2.6936 *	6/15/2021	3,048,275
2,349,000	TriMas Corp. ^	4.8750	10/15/2025	2,423,874
562,000	XPO Logistics, Inc. ^	6.5000	6/15/2022	573,678
				33,778,885
	TECHNOLOGY - 1.2%
1,750,000	Activision Blizzard, Inc.	2.3000	9/15/2021	1,759,646
1,000,000	Open Text Corp. ^	5.8750	6/1/2026	1,071,850
				2,831,496

	TOTAL CORPORATE BONDS (Cost $126,386,558)			128,799,542

	BANK LOANS - 4.0%
	COMMUNICATIONS - 1.4%
1,500,000	Match.com, 3 Months US LIBOR +2.5000%	4.4356 *	11/16/2022	1,501,875
2,000,000	Nexstar Broadcasting, Inc., 1 Month US LIBOR +2.7500%	4.4516	9/19/2026	2,013,750
				3,515,625
	CONSUMER CYCLICAL - 2.1%
2,989,865	Air Canada, 1 Month US LIBOR +1.7500%	3.5139	10/6/2023	3,020,625
1,458,647	Four Seasons Hotels Ltd., 1 Month US LIBOR +2.0000%	3.7016 *	11/30/2023	1,476,123
601,230	KAR Auction Services, Inc., 1 Month US LIBOR +2.2500%	4.0625	9/19/2026	607,258
				5,104,006
	INDUSTRIAL - 0.5%
1,170,618	Columbus McKinnon Corp., 3 Month US LIBOR +2.5000%	4.4446 *	1/20/2024	1,267,596

	TOTAL BANK LOANS (Cost $9,892,958)			9,887,227

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	US GOVERNMENT & AGENCY OBLIGATIONS - 3.1%
	US TREASURY NOTE - 3.1%
$4,750,000	United States Treasury Bill	0.0000	1/23/2020	$4,745,941
2,900,000	United States Treasury Note	2.0000	11/15/2021	2,923,619
				7,669,560

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $7,664,913)			7,669,560

Shares
	SHORT-TERM INVESTMENT - 2.1%
5,214,521	First American Government Obligations Fund - Class X, 1.56% (a) (Cost $5,214,521)	5,214,521

	TOTAL INVESTMENTS (Cost $241,283,653) - 99.2%	$244,466,705
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	1,834,604
	NET ASSETS - 100.0%	$246,301,309

LLC - Limited Liability Company

LP - Limited Partnership

*	Floating rate, rate shown represents the rate at December 31, 2019.

#	Variable rate, rate shown represents the rate at December 31, 2019.

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 46.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

ASSETS
Investment securities:
At cost	$241,283,653
At fair value	$244,466,705
Cash at broker for bank loans	320,719
Dividends and interest receivable	1,617,338
Receivable for fund shares sold	16,016
Prepaid expenses	54,008
TOTAL ASSETS	246,474,786

LIABILITIES
Payable for fund shares redeemed	65,795
Investment advisory fees payable	44,642
Distributions (12b-) fees payable	2,713
Payable to related parties	60,327
TOTAL LIABILITIES	173,477
NET ASSETS	$246,301,309

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$244,711,061
Accumulated earnings	1,590,248
NET ASSETS	$246,301,309

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,900,918
Shares of beneficial interest outstanding *	891,410

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.99
Maximum offering price per share (net asset value plus maximum sales charge of 2.25%)	$10.22

Class C Shares:
Net Assets	$3,514,815
Shares of beneficial interest outstanding *	351,488

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.00

Class I Shares:
Net Assets	$28,316,025
Shares of beneficial interest outstanding *	2,835,210

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.99

Class I2 Shares:
Net Assets	$205,569,551
Shares of beneficial interest outstanding *	20,471,901

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.04

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2019

INVESTMENT INCOME
Dividends	$14,355
Interest, net of amortization and accretion	4,465,005
TOTAL INVESTMENT INCOME	4,479,360

EXPENSES
Investment advisory fees	486,396
Distribution (12b-1) fees
Class A	12,394
Class C	17,755
Administrative services fees	232,938
Third party administration servicing fees	17,320
Other expenses	3,460
TOTAL EXPENSES	770,263

Less: Fees waived/Expenses reimbursed by the Advisor	(214,848)

NET EXPENSES	555,415

NET INVESTMENT INCOME	3,923,945

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	793,070
Net change in unrealized appreciation on investments	309,924
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,102,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,026,939

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2019

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment income	$3,923,945	$6,690,826
Net realized gain (loss) from investments	793,070	(1,870,219)
Net change in unrealized appreciation on investments	309,924	4,768,462
Net increase in net assets resulting from operations	5,026,939	9,589,069

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class A *	(153,354)	(70,389)
Class C *	(40,416)	(23,667)
Class I	(482,273)	(383,286)
Class I2	(3,627,211)	(6,985,310)
Net decrease in net assets from distributions to shareholders	(4,303,254)	(7,462,652)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A *	1,032,975	9,768,261
Class C *	1,229,017	3,362,551
Class I	15,817,929	22,882,391
Class I2	5,537,653	46,681,463
Reinvestment of distributions to shareholders:
Class A *	153,354	70,389
Class C *	40,415	23,667
Class I	478,423	379,348
Class I2	3,230,451	6,097,004
Payments for shares redeemed:
Class A *	(1,903,051)	(282,615)
Class C *	(1,118,704)	(35,038)
Class I	(5,540,015)	(10,687,420)
Class I2	(5,906,106)	(5,084,011)
Net increase in net assets from shares of beneficial interest	13,052,341	73,175,990

TOTAL INCREASE IN NET ASSETS	13,776,026	75,302,407

NET ASSETS
Beginning of Period	232,525,283	157,222,876
End of Period	$246,301,309	$232,525,283

*	Fund class commenced operation on February 28, 2019.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2019

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
SHARE ACTIVITY
Class A: *
Shares Sold	103,091	983,756
Shares Reinvested	15,366	7,074
Shares Redeemed	(189,424)	(28,453)
Net increase (decrease) in shares of beneficial interest outstanding	(70,967)	962,377

Class C: *
Shares Sold	122,847	337,315
Shares Reinvested	4,044	2,376
Shares Redeemed	(111,590)	(3,503)
Net increase in shares of beneficial interest outstanding	15,301	336,188

Class I:
Shares Sold	1,577,801	2,308,626
Shares Reinvested	47,942	38,484
Shares Redeemed	(552,792)	(1,076,421)
Net increase in shares of beneficial interest outstanding	1,072,951	1,270,689

Class I2:
Shares Sold	549,440	4,696,431
Shares Reinvested	321,927	618,285
Shares Redeemed	(586,963)	(511,770)
Net increase in shares of beneficial interest outstanding	284,404	4,802,946

*	Fund class commenced operation on February 28, 2019.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	For the
	Six Months Ended		For the
	December 31, 2019		Period Ended
	(Unaudited)		June 30, 2019 (1)

Net asset value, beginning of period	$9.96		$9.89
Activity from investment operations:
Net investment income (2)	0.14		0.10
Net realized and unrealized gain on investments	(0.04)		0.14
Total from investment operations	0.10		0.24
Less distributions from:
Net investment income	(0.07)		(0.17)
Total distributions	(0.07)		(0.17)
Net asset value, end of period	$9.99		$9.96
Total return (3)	1.94	% (4)	2.41%
Net assets, end of period (000s)	$8,901		$9,585
Ratio of gross expenses to average net assets (5)	0.87	% (6)	0.83%
Ratio of net expenses to average net assets (5)	0.87	% (6)	0.83%
Ratio of net investment income to average net assets	2.82	% (6)	3.28%
Portfolio Turnover Rate	45	% (4)	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class A commenced operations on February 28, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	For the
	Six Months Ended		For the
	December 31, 2019		Period Ended
	(Unaudited)		June 30, 2019 (1)

Net asset value, beginning of period	$9.97		$9.89
Activity from investment operations:
Net investment income (2)	0.10		0.10
Net realized and unrealized gain on investments	(0.02)		0.14
Total from investment operations	0.08		0.24
Less distributions from:
Net investment income	(0.05)		(0.16)
Total distributions	(0.05)		(0.16)
Net asset value, end of period	$10.00		$9.97
Total return (3)	1.49	% (4)	2.46	% (4)
Net assets, end of period (000s)	$3,515		$3,351
Ratio of gross expenses to average net assets (5)	1.62	% (6)	1.58	% (6)
Ratio of net expenses to average net assets (5)	1.59	% (6)	1.58	% (6)
Ratio of net investment income to average net assets	2.09	% (6)	2.68	% (6)
Portfolio Turnover Rate	45	% (4)	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class C commenced operations on February 28, 2019

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017 (1)

Net asset value, beginning of period	$9.97		$9.88	$10.02	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.34	0.37	0.07
Net realized and unrealized gain (loss) on investments	0.08		0.14	(0.19)	0.03
Total from investment operations	0.24		0.48	0.18	0.10
Less distributions from:
Net investment income	(0.22)		(0.39)	(0.32)	(0.08)
Total distributions	(0.22)		(0.39)	(0.32)	(0.08)
Net asset value, end of period	$9.99		$9.97	$9.88	$10.02
Total return (3)	2.11	% (4)	4.93%	1.79%	1.03	% (4)
Net assets, end of period (000s)	$28,316		$17,561	$4,858	$1,535
Ratio of gross expenses to average net assets (5,6)	0.62	% (7)	0.62%	0.62%	0.60	% (7)
Ratio of net expenses to average net assets (6)	0.60	% (7)	0.59%	0.55%	0.55	% (7)
Ratio of net investment income to average net assets	3.08	% (7)	3.43%	3.69%	3.48	% (7)
Portfolio Turnover Rate	45	% (4)	47%	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I commenced operations on April 13, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I2
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017 (1)

Net asset value, beginning of period	$10.01		$9.90	$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	0.09		0.14	(0.19)	0.03
Total from investment operations	0.25		0.50	0.19	0.32
Less distributions from:
Net investment income	(0.22)		(0.39)	(0.32)	(0.29)
Total distributions	(0.22)		(0.39)	(0.32)	(0.29)
Net asset value, end of period	$10.04		$10.01	$9.90	$10.03
Total return (3)	2.09	% (4)	5.12%	1.89%	3.28	% (4)
Net assets, end of period (000s)	$205,570		$202,028	$152,365	$114,913
Ratio of gross expenses to average net assets (5,6)	0.58	% (7)	0.61%	0.61%	0.59	% (7)
Ratio of net expenses to average net assets (6)	0.40	% (7)	0.40%	0.40%	0.40	% (7)
Ratio of net investment income to average net assets	3.28	% (7)	3.60%	3.79%	3.19	% (7)
Portfolio Turnover Rate	45	% (4)	47%	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I2 commenced operations on July 29, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of four classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012, and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. Class A and Class C commenced operations on February 28, 2019. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks income generation as a principal objective and capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor,

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2019, for the Fund’s investments measured at fair value:

Assets*	Level 1			Total
Asset Backed Securities	$—	$92,895,855	$—	$92,895,855
Corporate Bonds	—	128,799,542	—	128,799,542
Bank Loans	—	9,887,227	—	9,887,227
US Government Obligations	—	7,669,560	—	7,669,560
Short-Term Investment	5,214,521	—	—	5,214,521
Total	$5,214,521	$239,252,184	$—	$244,466,705

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2017 through June 30, 2019 or expected to be taken in the Fund’s June 30, 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense of the Statement of Operations. During the six months ended December 31, 2019, the Fund did not incur any interest or penalties.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Bank Loans Risk – The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $83,272,639 and $75,623,682, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $486,396 in advisory fees for the six months ended December 31, 2019.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least October 31, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 0.89%, 1.59%, 0.60%, and 0.40%, of the daily average net assets attributable to Class A, Class C, Class I, and Class I2, shares, respectively. Prior to November 1, 2018, total expenses incurred by Class I did not exceed 0.55%. The Advisor may seek reimbursement for expenses waived or paid by it during the prior years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For the six months ended December 31, 2019, the Advisor waived fees in the amount of $214,848 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement at any time. For the period ended June 30, 2017, the Advisor waived fees in the amount of $171,485, which is subject to recapture through June 30, 2020, pursuant to the Waiver Agreement. For the year ended June 30, 2018, the Advisor waived fees in the amount of $286,045 which is subject to recapture through June 30, 2021, pursuant to the Waiver Agreement. For the year ended June 30, 2019, the Advisor waived fees in the amount of $417,781 which is subject to recapture through June 30, 2022, pursuant to the Waiver Agreement

The Trust has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable the Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended December 31, 2019:

Class	Distribution (12b-1) fee
Class A	$12,394
Class C	17,755

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2019, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, the Fund pays GFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. In accordance with this agreement, GFS pays for all other operating expenses for the Fund, including but not limited to legal fees, audit fees, compliance services and custody fees (“universal fee”). Administration fees for the Fund is .20% for Class A, C, and I, and is .19%, for Class I2. GFS shall not be obligated to pay the management fee, sales, marketing or other distribution-related expenses, sub-transfer agency or networking fees, any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes; and extraordinary expenses, such as litigation or proxy expenses. As of December 31, 2019, the amounts owed to GFS were $60,327 for the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS (as part of the universal fee).

Blu Giant, LLC (“Blu Giant”) an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS (as part of the universal fee).

Compensation to Trustees. The total amount allocated to the Fund for the six months ended December 31, 2019 was $6,569 (as part of the universal fee).

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $241,506,227 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,304,074
Unrealized depreciation	(343,596)
Net unrealized appreciation	$2,960,478

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2019	June 30, 2018
Ordinary Income	$7,462,652	$4,700,966
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$7,462,652	$4,700,966

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Post October			Unrealized	Total
Undistributed	Undistributed	Loss and Late	Capital Loss	Other Book/Tax	Appreciation/	Accumulated
Ordinary Income	Long-Term Gains	Year Loss	Carry Forwards	Differences	(Deprecation)	Earnings/(Deficits)
$380,464	$—	$(1,755,015)	$(400,066)	$(9,374)	$2,650,554	$866,563

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to tax adjustments for contributions-in-kind, trust preferred securities and perpetual bonds.

At June 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$400,066	$—	$400,066	$—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,755,015.

Permanent book and tax differences, primarily attributable to tax adjustments for contributions-in-kind, and non-deductible expenses, resulted in reclassifications for the Fund for the year ended June 30, 2019 as follows:

Accumulated
Paid in Capital	Earnings (Losses)
$(41,867)	$41,867

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily LIBOR Rate plus applicable margin of 2.00%, per annum, on the outstanding principal balance. The PNC Bank agreement matures on October 9, 2020. For the six months ended December 31, 2019, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

Boyd Watterson Limited Duration Enhanced Income Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019 (the “period”).

Actual Expenses

The actual table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/19	12/31/19	7/1/19 – 12/31/19 *	7/1/19 – 12/31/19
Class A	$1,000.00	$1,019.40	$4.41	0.87%
Class C	$1,000.00	$1,014.90	$8.08	1.59%
Class I	$1,000.00	$1,021.10	$3.06	0.60%
Class I2	$1,000.00	$1,020.90	$2.04	0.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	7/1/19	12/31/19	7/1/19 – 12/31/19 *	7/1/19 – 12/31/19
Class A	$1,000.00	$1,020.84	$4.41	0.87%
Class C	$1,000.00	$1,017.19	$8.08	1.59%
Class I	$1,000.00	$1,022.18	$3.06	0.60%
Class I2	$1,000.00	$1,023.19	$2.04	0.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-345-9597.

INVESTMENT ADVISOR
Boyd Watterson Asset Management, LLC
1301 East 9th Street, Suite 2900
Cleveland, OH 44114

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 3/9/2020

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/2020